Fair Value of Financial Instruments and Interest Rate Swaps - Additional Information (Details) - USD ($) $ in Millions		6 Months Ended
	Aug. 31, 2021	Jun. 26, 2021	Mar. 02, 2020
Derivative [Line Items]
Repayments of Subordinated Debt		$ 10
Derivative, Notional Amount		$ 250
Derivative Notional Expiration Date		Jan. 29, 2022
Derivative Notional Amount Terminated		$ 150
Forecast
Derivative [Line Items]
Repayments of Subordinated Debt	$ 1,000	$ 1,000
Accounts Payable and Other Current Liabilities and Other Long Term Liabilities
Derivative [Line Items]
Amount owed for swap			$ 37
Interest Rate Swaps
Derivative [Line Items]
Derivative Cancelled Amount			$ 750